Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
BNY Mellon Concentrated Growth ETF | BNY Mellon Concentrated Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	14.58%	12.52%	20.46%	(18.22%)	27.24%	24.00%	35.30%	(6.97%)	25.79%	6.28%
BNY Mellon Dynamic Value ETF | BNY Mellon Dynamic Value ETF
Prospectus [Line Items]
Annual Return [Percent]	18.38%